The Phoenix Edge Series Fund

                 Supplement to the Prospectus dated May 1, 2005


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The Board of Trustees of The Phoenix Edge Series Fund (the "Fund") has approved the name, advisory and subadvisory changes as described below. The series' investment objectives, principal investment strategies, and principal risks will remain the same. The fees and expenses associated with each of the series will not increase as a result of these changes. These changes were effective as of the close of business on August 12, 2005.

------------------------------------------------- -----------------------------------------------
                    Old Name                                         New Name
------------------------------------------------- -----------------------------------------------
      Phoenix-Seneca Mid-Cap Growth Series                 Phoenix Mid-Cap Growth Series
------------------------------------------------- -----------------------------------------------
      Phoenix-Seneca Strategic Theme Series               Phoenix Strategic Theme Series
------------------------------------------------- -----------------------------------------------

-------------------------------------- ----------------------------------- -----------------------------------
              New Name                            Old Advisor                         New Advisor
-------------------------------------- ----------------------------------- -----------------------------------
    Phoenix Mid-Cap Growth Series       Phoenix Investment Counsel, Inc.     Phoenix Variable Advisors, Inc.
-------------------------------------- ----------------------------------- -----------------------------------
-------------------------------------- ----------------------------------- -----------------------------------
    Phoenix Strategic Theme Series      Phoenix Investment Counsel, Inc.     Phoenix Variable Advisors, Inc.
-------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------- ----------------------------------- -----------------------------------
              New Name                            Old Advisor                         New Advisor
-------------------------------------- ----------------------------------- -----------------------------------
    Phoenix Mid-Cap Growth Series         Seneca Capital Management LLC     Bennett Lawrence Management, LLC
-------------------------------------- ----------------------------------- -----------------------------------
-------------------------------------- ----------------------------------- -----------------------------------
    Phoenix Strategic Theme Series        Seneca Capital Management LLC     Bennett Lawrence Management, LLC
-------------------------------------- ----------------------------------- -----------------------------------

The Fund relied on its manager of managers order to effect the subadvisor replacement and, therefore, shareholder approval was not required. For more information on the Fund's manager of managers order, please see the SAI.

Portfolio Management - PVA as investment advisor to the series, is responsible for managing the series' investment programs. Bennett Lawrence Management, LLC ("BLM") is responsible for the day-to-day management of the series. Van Schreiber, Chief Portfolio Manager, and Alex Ely, Portfolio Manager, will manage the series. Five research analysts and industry specialists assist Van Schreiber and Alex Ely, in the sourcing of new investment ideas. In addition to portfolio management responsibilities, Van and Alex are also research generalists.

         Van Schreiber, Managing Member, is currently the Chief Portfolio Manager of Bennett Lawrence Management, LLC. Previously, he was a Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence Inc. He joined C.J. Lawrence in 1965 as a research analyst, became the Department Head of Institutional Marketing in 1968, and a Partner of the firm in 1969. Since 1976, Van served as an Executive Vice President of the firm, and a member of the Board of Directors until its acquisition by Morgan Grenfell.

         W. Alexander L. Ely, Member/Portfolio Manager, is a Portfolio Manager at Bennett Lawrence Management, LLC. Prior to joining the firm in 1997, Alex was an Equity Product Manager at Oppenheimer Management Corp. He was a Strategy Clerk from 1988-1989 at the Boston Stock Exchange.

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Dated: August 15, 2005         Please keep this supplement for future reference.

TF882